FINANCIAL INFORMATION OF PARENT COMPANY - Balance Sheets - Parenthetical (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2022
Common stock, par value per share (in $ per share)	$ 0.04	$ 0.04	$ 0.04
Common stock, shares authorized (in shares)	22,500,000	22,500,000
Common stock, shares issued (in shares)	4,525,643	8,948,505
Common stock, shares outstanding (in shares)	4,474,836	8,923,687
Treasury stock, shares (in shares)	24,818	24,818
Parent Company | Reportable Legal Entities
Common stock, par value per share (in $ per share)	$ 0.04	$ 0.04
Common stock, shares authorized (in shares)	22,500,000	22,500,000
Common stock, shares issued (in shares)	4,525,643	8,948,505
Common stock, shares outstanding (in shares)	4,474,836	8,923,687
Treasury stock, shares (in shares)	24,818	24,818